Derivative Instruments And Hedging Activities (Fair Value Amounts Of Derivative Instruments Reported On Our Condensed Consolidated Balance Sheet) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 2,298	$ 5,701
Derivative Liability, Fair Value, Gross Liability	2,468	5,379
Notional amount	236,237	643,238
Accrued Interest [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	175	459
Derivative Liability, Fair Value, Gross Liability	144	458
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	446	416
Derivative Liability, Fair Value, Gross Liability	63	58
Notional amount	18,521	19,606
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,852	5,285
Derivative Liability, Fair Value, Gross Liability	2,405	5,321
Notional amount	217,716	623,632
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	411	293
Derivative Liability, Fair Value, Gross Liability	10	4
Notional amount	9,828	11,398
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,847	5,148
Derivative Liability, Fair Value, Gross Liability	2,378	5,274
Notional amount	215,252	616,063
Mortgage Servicing Rights And Retained Interests [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,616	4,812
Derivative Liability, Fair Value, Gross Liability	2,299	5,012
Notional amount	146,405	523,037
Mortgage Loan Commitments And Mortgage Loans Held-For-Sale [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	49	95
Derivative Liability, Fair Value, Gross Liability	23	107
Notional amount	9,617	24,950
Debt Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	28	81
Derivative Liability, Fair Value, Gross Liability	29	54
Notional amount	17,716	25,934
Other [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	154	160
Derivative Liability, Fair Value, Gross Liability	27	101
Notional amount	41,514	42,142
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	5	137
Derivative Liability, Fair Value, Gross Liability	27	47
Notional amount	2,464	7,569
Fair Value Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	411	289
Derivative Liability, Fair Value, Gross Liability	0	4
Notional amount	7,248	8,398
Cash Flow Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	4
Derivative Liability, Fair Value, Gross Liability	10	0
Notional amount	2,580	3,000
Net Investment Hedging [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	35	123
Derivative Liability, Fair Value, Gross Liability	53	54
Notional amount	$ 8,693	$ 8,208